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[LETTERHEAD OF COVINGTON & BURLING LLP]

                            June 18, 2007

VIA EDGAR

Division of Corporation Finance
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549-0405

Re:	Paramount Acquisition Corp. Preliminary Proxy Statement on Schedule 14A

Ladies and Gentlemen:

        On behalf of our client, Paramount Acquisition Corp. ("Paramount"), Paramount is filing herewith its Preliminary Proxy Statement on Schedule 14A in contemplation of a Special Meeting of its stockholders to be held to consider and vote upon the previously announced Stock Purchase Agreement, dated as of June 1, 2006, among Paramount, B.J.K Inc. and the stockholders of B.J.K. Inc.

        Please do not hesitate to contact me at (212) 841-1061 with any questions or comments regarding the foregoing. Thank you in advance for your assistance.

Very truly yours,
/s/ Andrew J. Muratore
Andrew J. Muratore

Enclosures

cc:	J. Jay Lobell David Kellman (Paramount Acquisition Corp.) Stephen A. Infante, Esq.

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